PROSHARES®

Ultra S&P500® ProShares	Short Dow30SM ProShares
Ultra QQQ® ProShares	Short MidCap400 ProShares
Ultra Dow30SM ProShares	UltraShort S&P500® ProShares
Ultra MidCap400 ProShares	UltraShort QQQ® ProShares
Short S&P500® ProShares	UltraShort Dow30 SM ProShares
Short QQQ® ProShares	UltraShort MidCap400 ProShares

Supplement dated November 13, 2006 to the

Prospectus dated June 19, 2006, as supplemented

Effective immediately, the Prospectus for each of the series of ProShares noted above is hereby supplemented as follows:

1. On page 48 of the Prospectus, under the heading “Management of ProShares Trust – Investment Adviser,” the current description of William E. Seale, Ph.D. is replaced with the following:

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-present and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

2. On page 48 of the Prospectus, under the heading “Management of ProShares Trust – Portfolio Management,” the first three full paragraphs are replaced with the following:

Each Fund is managed by the investment team overseen by William E. Seale, Ph.D. and Taeyong Lee.

William E. Seale, Ph.D., Chief Investment Officer for ProFund Advisors LLC from 2003-2004 and since October 2006 and Chief Investment Officer for ProShare Advisors LLC since October 2006. Dr. Seale is principally responsible for development and oversight of Portfolio Strategy for the Advisor. More information about Dr. Seale is set forth above.

Taeyong Lee, Director of Portfolio for ProShare Advisors LLC since inception, ETF Development Leader since 2002, Senior Portfolio Manager for ProFund Advisors LLC since 2004 and Portfolio Manager for ProFund Advisors LLC since March 1999. Mr. Lee is principally responsible for daily Portfolio management operations. Mr. Lee earned a B.E from The Korea University and a M.B.A. in Finance from The George Washington University.

3. On page 48 of the Prospectus, under the heading “Management of ProShares Trust – Portfolio Management,” the table summarizing the service and experience of the members of the investment team with the most significant joint responsibility for the day-to-day management of the Funds is replaced in its entirety with the following:

Name and Title	Length of Service to Team	Business Experience During Last 5 Years
Olessia Burner Portfolio Manager	Since Inception	ProShare Advisors – Portfolio Manager since April 2005; ProFund Advisors – Portfolio Manager since November 2004; Portfolio Analyst, November 1997 – November 2004; Portfolio Group Team Member since November 1997.

Steve Schoffstall Jr. Portfolio Analyst	Since Inception

ProShare Advisors – Portfolio Group Team Member and ETF Portfolio Operations Specialist since April 2005; ProFund Advisors – Portfolio Group Team Member since February 2005; Employed in businesses unrelated to the financial services industry from September 2004 through January 2005; Pennsylvania State University – Graduate Student, August 2003 to August 2004; Student, August 2000 to August 2003.

Please keep this information with the Prospectus for future reference.

PSTSUPP1106.2

PROSHARES®

Ultra S&P500® ProShares

Ultra QQQ® ProShares

Ultra Dow30SM ProShares

Ultra MidCap400 ProShares

Short S&P500® ProShares

Short QQQ® ProShares

Short Dow30SM ProShares

Short MidCap400 ProShares

UltraShort S&P500® ProShares

UltraShort QQQ® ProShares

UltraShort Dow30 SM ProShares

UltraShort MidCap400 ProShares

Supplement dated November 13, 2006 to the

Statement of Additional Information dated June 19, 2006, as supplemented

Effective immediately, the Statement of Additional Information (“SAI”) for each of the series of ProShares noted above is hereby supplemented as follows:

1.	On page 21 of the SAI, under the heading “Management of ProShares Trust - Investment Advisor Portfolio Management” the table of Portfolio Managers is replaced with the following:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in Fund Complex
William Seale	$0	$0
Taeyong Lee	$0	$0
Olessia Burner	$0	$0
Steven Schoffstall	$0	$0

2.	On page 22 of the SAI, under the heading “Portfolio Managers’ Compensation - Other Accounts Managed by Portfolio Managers” the table is replaced with the following:

Name of Portfolio Manager	Number of Registered Investment Company Accounts (Total Assets)	Number of Other Pooled Investment Vehicles (Total Assets)	Number of Other Accounts (Total Assets)
William Seale	93 ($6,911,396,703)	1 ($26,100,000)	0
Taeyong Lee	0	0	0
Olessia Burner	0	0	0
Steven Schoffstall	0	0	0

Please keep this information with the SAI for future reference.